Income Taxes (Components of Income Tax (Benefit) Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Current
Federal	$ 14,293	$ 15,406	$ 17,923
State	1,685	1,124	(170)
Total	15,978	16,530	17,753
Deferred
Federal	4,280	1,486	1,415
State	444	308	456
Total	4,724	1,794	1,871
Income Tax Expense	$ 20,702	$ 18,324	$ 19,624